Subsequent Events (Details Textual) - Subsequent Event [Member]	1 Months Ended
Jan. 31, 2018 USD ($)
Subsequent Event [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases	In January 2018, the Company entered into a sublease of office space in New York, New York for an approximately four-year term ending on July 29, 2022. The space is approximately 7,000 square feet, part of which management plans to sublease.
Operating Leases,Cumulative Sublease Rentals	$ 3,300,000
Minimum [Member]
Subsequent Event [Line Items]
Operating Leases, Rent Expense, Sublease Rentals	63,000
Maximum [Member]
Subsequent Event [Line Items]
Operating Leases, Rent Expense, Sublease Rentals	$ 70,000